Fair Value (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assets:
Impaired Loans	$ 64,585,000	$ 73,646,000
Non-financial assets:
Other real estate owned	85,879,000	100,106,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	402,000	10,450,000
Adjustment to fair value in connection with other real estate owned	1,204,000	0
Impaired commercial collateral dependent loans	64,585,000	73,646,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	50,346,000	48,856,000
Significant Unobservable Inputs (Level 3) | Bond meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Minimum period of residential mortgage loan performance under original contract terms	24 months	24 months
Estimated future principal prepayment rate assumption, low end of range (as a percent)	7.00%	7.00%
Default rate assumptions (as a percent)	1.00%	1.00%
Loss severity rate assumptions, first year (as a percent)	25.00%	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%	13.00%
Significant Unobservable Inputs (Level 3) | Bond not meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	2.00%	2.00%
Default rate assumptions (as a percent)	4.50%	4.50%
Loss severity rate assumptions, first year (as a percent)	60.00%	60.00%
Decrease in loss severity rates, following five years (as a percent)	5.00%	5.00%
Loss severity rate, thereafter (as a percent)	25.00%	25.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%	13.00%
Measured on a non-recurring basis:
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	13,229,000	295,000
Change in net provision, other real estate owned	1,204,000
Measured on a non-recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Impaired Loans	28,391,000	11,981,000
Non-financial assets:
Other real estate owned	16,329,000	18,749,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	28,391,000	11,981,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	28,391,000	11,981,000
Non-financial assets:
Other real estate owned	16,329,000	18,749,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Impaired commercial collateral dependent loans	$ 28,391,000	$ 11,981,000